Preferred Stock (Schedule Of Preferred Warrants) (Detail) (USD $)			12 Months Ended
	Dec. 31, 2013	Aug. 31, 2012	Dec. 31, 2013 Preferred Warrant [Member]
Class of Warrant or Right [Line Items]
Stock price of underlying equity		$ 2.34	$ 32.50
Exercise price	0.01		0.05
Expected term (years)			1 year 8 months 12 days
Risk-free interest rate			0.13%
Estimated dividend yield
Volatility			70.00%